Average Annual Total Returns - Institutional Select - Vanguard Total Bond Market Index Fund	Institutional Select Shares 1 Year	Institutional Select Shares Since Inception	Institutional Select Shares Inception Date	Institutional Select Shares Return After Taxes on Distributions 1 Year	Institutional Select Shares Return After Taxes on Distributions Since Inception	Institutional Select Shares Return After Taxes on Distributions Inception Date	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	7.76%	3.88%	Jun. 24, 2016	6.71%	2.75%	Jun. 24, 2016	4.61%	2.47%	Jun. 24, 2016	7.75%	3.92%	Jun. 24, 2016